Document and Entity Information	Aug. 03, 2022
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 03, 2022
Entity Registrant Name	ZEROFOX HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39722
Entity Tax Identification Number	98-1557361
Entity Address, Address Line One	1834 S. Charles Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	855
Local Phone Number	936-9369
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K (“Amendment No. 1”) amends the Current Report on Form 8-K of ZeroFox Holdings, Inc., a Delaware corporation (the “Company”), filed on August 9, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).The Company is filing this Amendment No. 1 to include the following: 1. Unaudited condensed consolidated financial statements of ZeroFox, Inc., a Delaware corporation, as of July 31, 2022, and for the six months ended July 31, 2022 and 2021, as Exhibit 99.1; 2. Management’s discussion and analysis of financial condition and results of operations for ZeroFox, Inc. for the six months ended July 31, 2022, as Exhibit 99.2; and 3. Unaudited pro forma condensed combined financial information as of and for the six months ended July 31, 2022, and the year ended January 31, 2022, as Exhibit 99.3. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported or incorporated by reference in or filed with the Original Report is hereby incorporated by reference in this Amendment No. 1. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Entity Central Index Key	0001823575
Common Stock, $0.0001 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ZFOX
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	ZFOXW
Security Exchange Name	NASDAQ